Additional Financial Information - (Other Assets and Other Accrued Liabilities) (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Other current assets
Prepaid expenses and other	$ 43.1	$ 34.8
Restricted cash	67.9	43.7
Tax credits receivable	186.8	199.1
Other current assets	359.2	373.1
Other non-current assets
Restricted cash	0.0	13.7
Accounts receivable	65.7	111.7
Tax credits receivable	435.8	361.7
Operating lease right-of-use assets	294.1	344.3
Other non-current assets	825.5	852.9
Unamortized discount on long-term receivable	7.0	6.2
Unamortized discount on contract assets	1.1	0.3
LIONS GATE ENTERTAINMENT CORP. [Member]
Other current assets
Prepaid expenses and other	59.7	58.2
Restricted cash	67.9	43.7
Contract assets	61.4	59.9
Interest rate swap assets	0.0	35.6
Tax credits receivable	186.8	199.1
Other current assets	375.8	396.5
Other non-current assets
Prepaid expenses and other	23.0	21.6
Restricted cash	0.0	13.7
Accounts receivable	65.7	111.7
Contract assets	11.3	3.2
Tax credits receivable	435.8	361.7
Operating lease right-of-use assets	331.4	388.8
Other non-current assets	867.2	900.7
Unamortized discount on long-term receivable	7.0	6.2
Unamortized discount on contract assets	1.1	0.3
Employee-related liabilities	$ 80.8	$ 147.4